Long-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Long-term debt
end of	2018	2017
Long-term debt (CHF million)
Senior	136,392	148,542
Subordinated	16,152	23,627
Non-recourse liabilities from consolidated VIEs	1,764	863
Long-term debt	154,308	173,032
of which reported at fair value	63,935	63,628
of which structured notes	48,064	51,465

Schedule of Structured notes
end of	2018	2017
Structured notes by product (CHF million)
Equity	30,698	32,059
Fixed income	13,128	14,471
Credit	3,898	4,678
Other	340	257
Total structured notes	48,064	51,465

Long-term debt by maturities
Long-term debt by maturities
end of			2019			2020			2021			2022				2023				Thereafter	Total
Group parent company (CHF million)
Senior debt
Fixed rate			0			0			0			0				2,706				9,044	11,750
Variable rate			0			0			0			965				837				1,022	2,824
Interest rate (range in %) [1]			–			–			–			3.0		0.6	–	4.0		0.9	–	5.4	–
Subordinated debt
Fixed rate			0			0			0			1,462				4,366				4,010	9,838
Interest rates (range in %) [1]			–			–			–			7.1		3.9	–	7.5		3.5	–	7.3	–
Subtotal – Group parent company			0			0			0			2,427				7,909				14,076	24,412
Subsidiaries (CHF million)
Senior debt
Fixed rate			15,799			9,358			7,758			8,269				4,706				21,977	67,867
Variable rate			10,001			9,953			8,142			4,232				2,746				18,877	53,951
Interest rates (range in %) [1]	0.0	–	8.8	0.1	–	22.5	0.1	–	6.7	0.1	–	8.2		0.1	–	4.2		0.2	–	7.1	–
Subordinated debt
Fixed rate			0			1,797			19			90				2,543				1,648	6,097
Variable rate			211			0			0			0				6				0	217
Interest rates (range in %) [1]			2.7	3.3	–	7.0			3.3			7.5				6.5		5.7	–	8.0	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			346			235			23			0				0				0	604
Variable rate			114			2			4			6	[2]			21	[2]			1,013	1,160
Interest rates (range in %) [1]	2.9	–	7.2			3.8	9.3	–	10.3			–				–		1.2	–	10.7	–
Subtotal – Subsidiaries			26,471			21,345			15,946			12,597				10,022				43,515	129,896
Total long-term debt			26,471			21,345			15,946			15,024				17,931				57,591	154,308
of which structured notes			8,268			9,260			5,779			3,787				2,726				18,244	48,064
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity and includes certain structured notes that have mandatory early redemption features based on stipulated movements in markets or the occurrence of a market event. Within this population there are approximately CHF 0.5 billion of such notes with a contractual maturity of greater than one year that have an observable likelihood of redemption occurring within one year based on a modelling assessment.

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
2 Reflects equity linked notes, where the payout is not fixed.

Bank
Long-term debt
end of	2018	2017
Long-term debt (CHF million)
Senior	136,445	148,568
Subordinated	15,224	22,611
Non-recourse liabilities from consolidated VIEs	1,764	863
Long-term debt	153,433	172,042
of which reported at fair value	63,027	62,622
of which structured notes	48,064	51,465

Schedule of Structured notes
end of	2018	2017
Structured notes by product (CHF million)
Equity	30,698	32,059
Fixed income	13,128	14,471
Credit	3,898	4,678
Other	340	257
Total structured notes	48,064	51,465

Long-term debt by maturities
Long-term debt by maturities
end of			2019			2020			2021			2022				2023				Thereafter	Total
Long-term debt (CHF million)
Senior debt
Fixed rate			15,798			9,359			7,759			11,321				6,041				29,899	80,177
Variable rate			10,001			9,953			8,142			5,690				3,605				18,877	56,268
Interest rates (range in %) [1]	0.0	–	8.8	0.1	–	22.5	0.1	–	6.7	0.1	–	8.2		0.1	–	4.2		0.2	–	7.1	–
Subordinated debt
Fixed rate			0			1,797			19			1,552				5,781				5,858	15,007
Variable rate			211			0			0			0				6				0	217
Interest rates (range in %) [1]			2.7	3.3	–	7.0			3.3	7.1	–	7.5		3.9	–	8.0		3.5	–	8.0	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			346			235			23			0				0				0	604
Variable rate			114			2			4			6	[2]			21	[2]			1,013	1,160
Interest rates (range in %) [1]	2.9	–	7.2			3.8	9.3	–	10.3			–				–		1.2	–	10.7	–
Total long-term debt			26,470			21,346			15,947			18,569				15,454				55,647	153,433
of which structured notes			8,268			9,260			5,779			3,787				2,726				18,244	48,064
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity and includes certain structured notes that have mandatory early redemption features based on stipulated movements in markets or the occurrence of a market event. Within this population there are approximately CHF 0.5 billion of such notes with a contractual maturity of greater than one year that have an observable likelihood of redemption occurring within one year based on a modelling assessment.

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
2 Reflects equity linked notes, where the payout is not fixed.